Submission	Mar. 30, 2026
Submission [Line Items]
Central Index Key	0001015922
Registrant Name	CHECK POINT SOFTWARE TECHNOLOGIES LTD
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES